S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.52
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.48
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 109,758,989
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	16,837,500
Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.53
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.47
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 126,178,064
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	19,331,250
Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.38
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 73,571,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	13,087,500
Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.62
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.37
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 84,562,439
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,018,750
Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 37,383,989
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	9,337,500
Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.01
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.99
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 42,946,814
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,706,250
Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.79
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 1,196,489
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	5,587,500
Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.01)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.21
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.79
Net Tangible Book Value	$ (46,311)
Net Tangible Book Value, Adjusted	$ 1,331,189
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	6,393,750
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.53
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.54
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.64
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.63
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.01
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.02
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.22
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.22
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ 152,075,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,687,500
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,075,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,687,500
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,075,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,687,500
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	152,075,000
Net Proceeds From This Offering And The Sale Of Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	174,687,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Plus Offering Costs Accrued For Or Paid In Advance, Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	52,500
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(134,700)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(4,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(5,175,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,000,000)
Less Deferred Underwriting Commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(3,450,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,500,000)
Less Deferred Underwriting Commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(1,725,000)
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(37,687,500)
Less Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(43,340,625)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,375,000)
Less Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,681,250)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,750,000)
Less Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(173,362,500)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(113,062,500)
Less Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (130,021,875)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-allotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	15,000,000
Ordinary Shares Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,250,000
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	587,500
Private Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	643,750
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	587,500
Private Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	643,750
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	587,500
Private Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	643,750
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	587,500
Private Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	643,750
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(3,750,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(4,312,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(7,500,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(8,625,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(11,250,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(12,937,500)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(15,000,000)
Less Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	(17,250,000)